Simple Agreements for Future Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Derivative Financial Instruments Indexed to, and Potentially Settled in, Entity's Own Stock [Abstract]
Simple Agreements for Future Equity
11. Simple Agreements for Future Equity
Simple Agreements for Future Equity—Related Party
During 2021, the Company entered into Simple Agreements for Future Equity (SAFE) arrangements with related parties Alco and DNX (See Note 10 for description of the related party relationship with these entities) (the “Related Party SAFEs”) pursuant to which the Company received gross proceeds in the amount of $3,500,000. In the event of an Equity Financing (as defined in the SAFEs agreements), the Related Party SAFEs will automatically convert into shares of the Company’s common or preferred stock at a discount of 15% of the per share price of the shares offered in the Equity Financing (the “Discount Price”). In the event of a Liquidity Event, SPAC Transaction or Dissolution Event (all terms as defined in the SAFEs agreements), the holders of the Related Party SAFEs will be entitled to receive cash or shares of the Company’s common or preferred stock. The Related Party SAFEs were recorded as a liability in accordance with the applicable accounting guidance as they are redeemable for cash upon contingent events that are outside of the Company’s control. The initial fair value of the Related Party SAFE liability was $3,500,000. Subsequent changes in fair value at each reporting period are recognized in the condensed consolidated statement of operations. For the nine months ended September 30, 2023 and 2022, the Company recognized a gain of $1,927,007 and a loss of $962,591, respectively, for the change in fair value of the Related Party SAFE liability.

The Company utilizes a combination of scenario-based methods and Monte Carlo simulation to determine the fair value of the Related Party SAFE liability as of the valuation dates. Key inputs into these models included the timing and probability of the identified scenarios, and for Black-Scholes option pricing models used for notes that included a valuation cap, equity values, risk-free rate and volatility.
On September 2, 2022, the Company modified the SAFE agreements pursuant to approval by the holders. In accordance with the modified terms, in the event of an Equity Financing or SPAC Transaction, the Related Party SAFEs will automatically convert into shares of the Company’s common or preferred stock at the lesser of (a) the Discount Price for an Equity Financing (Liquidity Price (as defined in the agreements) for a SPAC Transaction) or (b) the conversion price obtained by dividing $50,000,000 by the Fully Diluted Capitalization (as defined in the agreements). Upon modification, the Company calculated the fair value of the Related Party SAFE liability immediately before and immediately after the modification which resulted in the recognition of a loss for the change in fair value of $1,644,161.
Simple Agreements for Future Equity—Third Party
During the year ended December 31, 2021, the Company entered into Simple Agreements for Future Equity (SAFE) arrangements with third party investors (the “Third Party SAFEs”) pursuant to which the Company received gross proceeds in the amount of $336,000. In the event of an Equity Financing (as defined in the SAFEs agreements), the Third Party SAFEs will automatically convert into shares of the Company’s common or preferred stock at a discount of 15% of the per share price of the shares offered in the Equity Financing (the “Discount Price”). In the event of a Liquidity Event, SPAC Transaction or Dissolution Event (all terms as defined in the SAFEs agreements), the holders of the Third Party SAFEs will be entitled to receive cash or shares of the Company’s common or preferred stock. The Third Party SAFEs were recorded as a liability in accordance with the applicable accounting guidance as they are redeemable for cash upon contingent events that are outside of the Company’s control. The initial fair value of the Third Party SAFE liability was $336,000. Subsequent changes in fair value at each reporting period are recognized in the Consolidated Statement of Operations. For the nine months ended September 30, 2023 and 2022, the Company recognized a gain of $184,993 and a loss of $92,409, respectively, for the change in fair value of the Third Party SAFE liability.
The Company utilizes a combination of scenario-based methods and Monte Carlo simulation to determine the fair value of the Third Party SAFE liability as of the valuation dates. Key inputs into these models included the timing and probability of the identified scenarios, and for Black-Scholes option pricing models used for notes that included a valuation cap, equity values, risk-free rate and volatility.
On September 2, 2022, the Company modified the Third Party SAFE agreements pursuant to approval by the holders. In accordance with the modified terms, in the event of an Equity Financing or SPAC Transaction, the Third Party SAFEs will automatically convert into shares of the Company’s common or preferred stock at the lesser of (a) the Discount Price for an Equity Financing (Liquidity Price (as defined in the agreements) for a SPAC Transaction) or (b) the conversion price obtained by dividing $50,000,000 by the Fully Diluted Capitalization (as defined in the agreements). Upon modification, the Company calculated the fair value of the Third Party SAFE liability immediately before and immediately after the modification which resulted in the recognition of a loss for the change in fair value of $157,839.

14. Simple Agreements for Future Equity
Simple Agreements for Future Equity-Related Party
During the year ended December 31, 2021, the Company entered into Simple Agreements for Future Equity (SAFE) arrangements with related parties Alco and DNX (See Note 13 for description of the related party relationship with these entities) (the “Related Party SAFEs”) pursuant to which the Company received gross proceeds in the amount of $3,500,000. In the event of an Equity Financing (as defined in the SAFEs agreements), the Related Party SAFEs will automatically convert into shares of the Company’s common or preferred stock at a discount of 15% of the per share price of the shares offered in the Equity Financing (the “Discount Price”). In the event of a Liquidity Event, SPAC Transaction or Dissolution Event (all terms as defined in the SAFEs agreements), the holders of the Related Party SAFEs will be entitled to receive cash or shares of the Company’s common or preferred stock. The Related Party SAFEs were recorded as a liability in accordance with the applicable accounting guidance as they are redeemable for cash upon contingent events that are outside of the Company’s control. The initial fair value of the Related Party SAFE liability was $3,500,000. Subsequent changes in fair value at each reporting period are recognized in the Consolidated Statement of Operations. For the years ended December 31, 2022 and 2021, the Company recognized a loss of $4,001,825 and a gain of $437,044, respectively, for the change in fair value of the Related Party SAFE liability.
The Company utilizes a combination of scenario-based methods and Monte Carlo simulation to determine the fair value of the Related Party SAFE liability as of the valuation dates. Key inputs into these models included the timing and probability of the identified scenarios, and for Black-Scholes option pricing models used for notes that included a valuation cap, equity values, risk-free rate and volatility.
On September 2, 2022, the Company modified the SAFE agreements pursuant to approval by the holders. In accordance with the modified terms, in the event of an Equity Financing or SPAC Transaction, the Related Party SAFEs will automatically convert into shares of the Company’s common or preferred stock at the lesser of (a) the Discount Price for an Equity Financing (Liquidity Price (as defined in the agreements) for a SPAC Transaction) or (b) the conversion price obtained by dividing $50,000,000 by the Fully Diluted Capitalization (as defined in the agreements). Upon modification, the Company calculated the fair value of the Related Party SAFE liability immediately before and immediately after the modification which resulted in the recognition of a loss for the change in fair value of $1,572,080.
Simple Agreements for Future Equity-Third Party
During the year ended December 31, 2021, the Company entered into Simple Agreements for Future Equity (SAFE) arrangements with third party investors (the “Third Party SAFEs”) pursuant to which the Company received gross proceeds in the amount of $336,000. In the event of an Equity Financing (as defined in the SAFEs agreements), the Third Party SAFEs will automatically convert into shares of the Company’s common or preferred stock at a discount of 15% of the per share price of the shares offered in the Equity Financing (the “Discount Price”). In the event of a Liquidity Event, SPAC Transaction or Dissolution Event (all terms as defined in the SAFEs agreements), the holders of the Third Party SAFEs will be entitled to receive cash or shares of the Company’s common or preferred stock. The Third Party SAFEs were recorded as a liability in accordance with the applicable accounting guidance as they are redeemable for cash upon contingent events that are outside of the Company’s control. The initial fair value of the Third Party SAFE liability was $336,000. Subsequent changes in fair value at each reporting period are recognized in the Consolidated Statement of Operations. For the years ended December 31, 2022 and 2021, the Company recognized a loss of $384,175 and a gain of $41,956, respectively, for the change in fair value of the Third Party SAFE liability.
The Company utilizes a combination of scenario-based methods and Monte Carlo simulation to determine the fair value of the Third Party SAFE liability as of the valuation dates. Key inputs into these models included the timing and probability of the identified scenarios, and for Black-Scholes option pricing models used for notes that included a valuation cap, equity values, risk-free rate and volatility.

On September 2, 2022, the Company modified the Third Party SAFE agreements pursuant to approval by the holders. In accordance with the modified terms, in the event of an Equity Financing or SPAC Transaction, the Third Party SAFEs will automatically convert into shares of the Company’s common or preferred stock at the lesser of (a) the Discount Price for an Equity Financing (Liquidity Price (as defined in the agreements) for a SPAC Transaction) or (b) the conversion price obtained by dividing $50,000,000 by the Fully Diluted Capitalization (as defined in the agreements). Upon modification, the Company calculated the fair value of the Third Party SAFE liability immediately before and immediately after the modification which resulted in the recognition of a loss for the change in fair value of $150,920.